Summary of Significant Accounting Policies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Money Market Funds Measured at Level within The Fair Value Hierarchy	The following tables present money market funds and their level within the fair value hierarchy as of September 30, 2022 and December 31, 2021:
	Total	Level 1	Level 2	Level 3
September 30, 2022:
Money market funds	$25,062	$25,062	$—	$—
	Total	Level 1	Level 2	Level 3
December 31, 2021:
Money market funds	$9,648	$9,648	$—	$—

Money market funds are measured and recorded at fair value on the Company’s balance sheets on a recurring basis. The following tables present money market funds and their level within the fair value hierarchy as of December 31, 2021 and 2020:
	Successor
	Total	Level 1	Level 2	Level 3
December 31, 2021:
Money market funds	$9,648	$9,648	$—	$—
	Successor
	Total	Level 1	Level 2	Level 3
December 31, 2020:
Money market funds	$16,829	$16,829	$—	$—

Disaggregation of Revenue
The following tables summarizes revenue from contracts with customers for the three and nine months ended September 30, 2022 and 2021, respectively:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Direct revenue	$43,209	$30,537	$118,364	$80,733
Indirect revenue	7,193	7,712	22,123	20,079
	$50,402	$38,249	$140,487	$100,812
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
United States	$31,127	$23,531	$87,876	$63,533
United Kingdom	3,752	3,127	10,457	7,753
Rest of the world	15,523	11,591	42,154	29,526
	$50,402	$38,249	$140,487	$100,812

The following tables summarize revenue from contracts with customers for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, for the Successor, and for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019, for the Predecessor.
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
Direct revenue	$116,031	$49,268	$39,840	$84,000
Indirect revenue	29,802	11,810	3,545	24,698
	$145,833	$61,078	$43,385	$108,698
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
United States	$93,628	$34,987	$24,921	$68,776
United Kingdom	10,704	5,366	3,894	8,940
Rest of the world	41,501	20,725	14,570	30,982
	$145,833	$61,078	$43,385	$108,698